UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the year ended December 31, 2015. The net asset values (NAV) per share at that date were $7.99, $7.97, $8.01, $8.01 and $8.00 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

	Six Months Ended December 31, 2015	Year Ended December 31, 2015
Cohen & Steers Real Assets Fund—Class A	–12.08%	–13.80%
Cohen & Steers Real Assets Fund—Class C	–12.36%	–14.46%
Cohen & Steers Real Assets Fund—Class I	–11.89%	–13.64%
Cohen & Steers Real Assets Fund—Class R	–12.12%	–14.06%
Cohen & Steers Real Assets Fund—Class Z	–11.92%	–13.67%
Linked Blended Benchmark[a]	–11.58%	–13.36%
Consumer Price Index +4%[a]	2.03%	4.66%
MSCI World Index—net[a]	–3.41%	–0.87%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

a  For benchmark descriptions, see page 7.

COHEN & STEERS REAL ASSETS FUND, INC.

Investment Review

In a challenging year for financial markets amid a deceleration in global economic growth, conditions were particularly difficult for most real assets categories. A general oversupply of commodities weighed heavily on the commodity complex, which fell to near 13-year lows. Resources-oriented equities were also pressured by low commodity prices. Crude oil prices declined more than 40%. Even in the face of softer demand from both emerging and developed countries, OPEC, the Organization of Petroleum Exporting Countries, waged a protracted battle to capture global market share by increasing output. The weakness in oil was also felt in the global infrastructure asset class, where energy-related companies such as pipeline owners had sizable declines, offsetting positive returns in certain other infrastructure subsectors. Global real estate stocks, which were relatively insulated from energy weakness, held up relatively well.

In the U.S., the prospect for an interest-rate hike by the Federal Reserve (the Fed) occasionally drove broad market volatility, although when the Fed finally raised rates off of near-zero in December, by 0.25%, investors seemed to take it in stride. Longer-term interest rates were only modestly higher for the year, with the yield on the 10-year U.S. Treasury rising 10 basis points to 2.27%.

Fund Performance

The Fund had a negative total return for the year and underperformed its linked blended benchmark. Our top-down positioning had a neutral effect on relative performance, with our beneficial underweight in commodities largely offset by our overweight in the natural resource stocks sleeve. Our underweight in gold as a sleeve modestly detracted from performance; although gold prices declined about 10% in the year, they performed better than the linked blended benchmark.

In terms of bottom-up attribution, our positioning in the commodities sleeve detracted from relative performance. We were underweight agricultural commodities, which outperformed, and had an overweight position in industrial metals, which underperformed. Contract selection in the energy and livestock sectors was relatively favorable.

Stock selection within the global infrastructure sleeve detracted modestly from relative performance, in part due to our underweight in electric utilities. The subsector, which is frequently considered to be defensive in nature, outperformed the broad infrastructure universe, as investors sought refuge from market volatility in assets with predictable revenues. Our underweight in pipeline companies aided relative performance, as the group was the poorest-performing infrastructure subsector. As energy producers slashed capital spending plans for 2016, markets anticipated slower pipeline volumes and reduced cash flow growth.

Stock selection among global real estate stocks helped relative performance. Our holdings had positive absolute and relative returns, outpacing the broader real estate market, which had slightly negative performance. Company selection in the U.S. was particularly beneficial, due in part to our overweights in self storage stocks that rallied amid strong demand and very limited new supply. Our underweight in Hong Kong also aided performance, as the market's real estate stocks were hindered by concerns about slowing growth in China. Within the Fund's allocation to short-term fixed income,

COHEN & STEERS REAL ASSETS FUND, INC.

favorable security selection helped relative and absolute performance, as our holdings had a positive total return.

Impact of Options on Fund Performance

The Fund engaged in the buying and selling of index options with the intention of enhancing total returns and reducing overall volatility. These contracts did not have a material effect on the Fund's total return during the 12-month period ended December 31, 2015.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities detracted significantly from absolute performance during the year. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. The U.S. dollar remained strong during the period, while most other currencies depreciated, particularly in resource-export economies such as Australia and Canada, as well as Europe. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a headwind for absolute returns.

Sincerely,

  ROBERT H. STEERS

  Chairman

VINCENT L. CHILDERS	JON CHEIGH
Portfolio Manager	Portfolio Manager

YIGAL D. JHIRAD	Nick Koutsoftas
Portfolio Manger	Portfolio Manager

COHEN & STEERS REAL ASSETS FUND, INC.

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Class A—Growth of a $10,000 Investment

Class C—Growth of a $10,000 Investment

Class I—Growth of a $100,000 Investment

Class R—Growth of a $10,000 Investment

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

Class Z—Growth of a $10,000 Investment

Average Annual Total Returns—For Periods Ended December 31, 2015

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–17.68%[b]	–15.31%[c]	—	—	—
1 Year (without sales charge)	–13.80%	–14.46%	–13.64%	–14.06%	–13.67%
Since Inception[d] (with sales charge)	–5.50%[b]	–5.04%	—	—	—
Since Inception[d] (without sales charge)	–4.38%	–5.04%	–4.06%	–4.54%	–4.21%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2015 prospectus, as supplemented on October 30 and November 6, 2015, were as follows: Class A—1.76% and 1.37%; Class C—2.41% and 2.02%; Class I—1.51% and 1.02%; Class R—1.91% and 1.52%; and Class Z—1.41% and 1.02%. Through June 30, 2017, the investment advisor has contractually

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  The Linked Blended Benchmark is represented by the performance of the blended benchmark consisting of 30% FTSE EPRA/NAREIT Developed Real Estate Index—net, 30% Bloomberg Commodity Total Return Index (formerly known as Dow Jones-UBS Commodity Index), 20% S&P Global Natural Resources Index—net, 12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index and 7.5% Gold Index from January 31, 2012 through September 30, 2013 and the blended benchmark consisting of 27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 5% Gold Index and 15% Dow Jones-Brookfield Global Infrastructure Index from October 1, 2013 and thereafter. The FTSE EPRA/NAREIT Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of The BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

  The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund's performance assumes the reinvestment of all dividends and distributions at NAV. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Reflects a 4.50% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1.00%.

d  Inception date of January 31, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015—December 31, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period[a] July 1, 2015– December 31, 2015
Class A
Actual (–12.08% return)	$1,000.00	$879.20	$6.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.46
Class C
Actual (–12.36% return)	$1,000.00	$876.50	$9.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.07	$10.21
Class I
Actual (–11.89% return)	$1,000.00	$881.10	$4.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14
Class R
Actual (–12.12% return)	$1,000.00	$878.80	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.69	$7.68
Class Z
Actual (–11.92% return)	$1,000.00	$880.80	$4.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.27%, 2.01%, 1.01%, 1.51% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COHEN & STEERS REAL ASSETS FUND, INC.

December 31, 2015
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$4,865,388	4.4
Simon Property Group	1,678,212	1.5
Equity Residential	1,394,373	1.3
Mitsui Fudosan Co., Ltd.	1,355,285	1.2
Vornado Realty Trust	1,350,560	1.2
Klepierre	1,309,713	1.2
Public Storage	1,259,554	1.1
UDR	1,178,834	1.1
Exxon Mobil Corp.	1,122,480	1.0
Apartment Investment & Management Co.	1,095,581	1.0

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2015

		Number of Shares	Value
COMMON STOCK	63.4%
AUSTRALIA	2.0%
ELECTRIC—REGULATED ELECTRIC	0.2%
Spark Infrastructure Group[a]		148,289	$206,259
MATERIALS—METALS & MINING	0.1%
South32 Ltd. (GBP)[a,b]		95,329	73,367
REAL ESTATE	1.1%
DIVERSIFIED	0.4%
Ingenia Communities Group[a]		186,260	402,259
RETAIL	0.7%
Vicinity Centres[a]		241,641	490,211
Westfield Corp.[a]		45,196	310,945
			801,156
TOTAL REAL ESTATE			1,203,415
TOLL ROADS	0.6%
Transurban Group[a,b]		4,978	37,733
Transurban Group[a]		85,006	644,342
			682,075
TOTAL AUSTRALIA			2,165,116
BRAZIL	0.1%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS
BRF SA, ADR (USD)		10,700	147,874
CANADA	3.0%
ENERGY—OIL & GAS	0.2%
Suncor Energy		9,064	233,986
MATERIALS	1.2%
CHEMICALS	0.4%
Agrium (USD)		3,200	285,888
Potash Corp. of Saskatchewan (USD)		8,000	136,960
			422,848

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
METALS & MINING	0.8%
Barrick Gold Corp. (USD)		50,852	$375,288
Goldcorp (USD)		32,623	377,122
Lundin Mining Corp.[b]		59,900	164,501
			916,911
TOTAL MATERIALS			1,339,759
PIPELINES—C-CORP	1.6%
AltaGas Ltd.		13,046	291,336
Enbridge		19,812	658,634
TransCanada Corp.		25,545	834,269
			1,784,239
TOTAL CANADA			3,357,984
CHINA	0.4%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)[a]		286,000	383,844
FRANCE	3.2%
COMMUNICATIONS—SATELLITES	0.5%
Eutelsat Communications SAV[a]		17,213	515,365
ENERGY—OIL & GAS	0.8%
Total SAa		19,870	890,799
RAILWAYS	0.3%
Groupe Eurotunnel SAa		28,579	355,554
REAL ESTATE	1.6%
DIVERSIFIED	0.4%
Fonciere des Regions[a]		5,251	469,656
RETAIL	1.2%
Klepierre[a]		29,465	1,309,713
TOTAL REAL ESTATE			1,779,369
TOTAL FRANCE			3,541,087
GERMANY	1.1%
MATERIALS—METALS & MINING	0.1%
ThyssenKrupp AGa		3,600	71,364

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
REAL ESTATE	1.0%
DIVERSIFIED	0.7%
ADO Properties SA, 144Ab,c		26,890	$774,402
OFFICE	0.3%
Alstria Office REIT AGa,b		30,922	411,928
TOTAL REAL ESTATE			1,186,330
TOTAL GERMANY			1,257,694
HONG KONG	1.6%
CONSUMER STAPLES—FOOD	0.1%
WH Group Ltd. (Cayman Islands), 144Aa,b,c		304,700	169,195
ENERGY—OIL & GAS	0.1%
CNOOC Ltd.[a]		89,200	92,837
REAL ESTATE	1.4%
DIVERSIFIED	0.6%
New World Development Co., Ltd.[a]		170,000	167,147
Sun Hung Kai Properties Ltd.[a]		41,000	493,593
			660,740
OFFICE	0.3%
Hongkong Land Holdings Ltd. (USD)[a]		37,700	263,251
RETAIL	0.5%
Link REIT[a]		97,000	580,172
TOTAL REAL ESTATE			1,504,163
TOTAL HONG KONG			1,766,195
INDIA	0.2%
ENERGY—OIL & GAS
Reliance Industries Ltd., 144A (USD)[a,c]		6,800	207,520
ITALY	1.4%
COMMUNICATIONS—TOWERS	0.7%
Ei Towers S.p.A.[a]		8,131	523,874
RAI Way S.p.A., 144Ac		59,533	305,242
			829,116
GAS DISTRIBUTION	0.4%
Snam S.p.A.[a]		75,717	395,162

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
REAL ESTATE—DIVERSIFIED	0.3%
Beni Stabili S.p.A. (USD)[a]		504,956	$380,595
TOTAL ITALY			1,604,873
JAPAN	4.4%
CONSUMER—NON-CYCLICAL	0.2%
NH Foods Ltd.[a]		10,192	199,762
INDUSTRIAL—MACHINERY	0.4%
Kubota Corp.[a]		27,345	422,443
MATERIALS—METALS & MINING	0.3%
JFE Holdings[a]		5,000	78,512
Nippon Steel & Sumitomo Metal Corp.[a]		10,700	211,671
			290,183
RAILWAYS	0.4%
Central Japan Railway Co.[a]		2,600	461,588
REAL ESTATE	3.1%
DIVERSIFIED	1.8%
Mitsubishi Estate Co., Ltd.[a]		29,000	603,007
Mitsui Fudosan Co., Ltd.[a]		54,000	1,355,285
			1,958,292
OFFICE	0.7%
Hulic REIT[a]		535	746,535
RESIDENTIAL	0.2%
Japan Rental Housing Investments[a]		366	258,611
RETAIL	0.4%
AEON Mall Co., Ltd.[a]		29,800	511,133
TOTAL REAL ESTATE			3,474,571
TOTAL JAPAN			4,848,547
JERSEY	0.1%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)[a]		106,300	140,861
LUXEMBOURG	0.0%
MATERIALS—METALS & MINING
ArcelorMittal SAa		9,100	38,395

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
MEXICO	0.4%
AIRPORTS	0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR		3,291	$290,530
TOLL ROADS	0.1%
OHL Mexico SAB de CVb		149,509	157,364
TOTAL MEXICO			447,894
NETHERLANDS	0.3%
RETAIL
Wereldhave NVa		6,202	347,893
NEW ZEALAND	0.4%
AIRPORTS
Auckland International Airport Ltd.[a]		108,347	425,057
NORWAY	0.6%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.2%
Marine Harvest ASA[a]		14,870	200,073
MATERIALS—CHEMICALS	0.2%
Yara International ASA[a]		5,600	240,846
REAL ESTATE—OFFICE	0.2%
Entra ASA, 144Aa,c		32,233	259,202
TOTAL NORWAY			700,121
RUSSIA	0.4%
ENERGY—OIL & GAS	0.2%
Gazprom OAO, ADR[a]		41,100	152,820
Lukoil PJSC, ADR (USD)[a]		1,600	51,794
			204,614
MATERIALS—METALS & MINING	0.2%
MMC Norilsk Nickel PJSC, ADR (USD)[a]		15,400	195,160
TOTAL RUSSIA			399,774
SINGAPORE	0.5%
CONSUMER STAPLES—FOOD PRODUCTS	0.3%
Golden Agri-Resources Ltd.[a]		293,700	70,154
Wilmar International Ltd.[a]		115,800	238,933
			309,087

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
REAL ESTATE—INDUSTRIALS	0.2%
Global Logistic Properties Ltd.[a]		123,000	$185,750
TOTAL SINGAPORE			494,837
SOUTH KOREA	0.1%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.[a]		400	159,319
SPAIN	1.1%
GAS DISTRIBUTION	0.3%
Enagas SAa		11,284	318,298
REAL ESTATE—DIVERSIFIED	0.3%
Hispania Activos Inmobiliarios SAa,b		18,257	259,637
TOLL ROADS	0.5%
Ferrovial SAa		26,030	588,622
TOTAL SPAIN			1,166,557
SWITZERLAND	0.8%
AIRPORTS	0.4%
Flughafen Zuerich AGa		555	416,423
MATERIALS—CHEMICALS	0.4%
Syngenta AGa		1,228	480,643
TOTAL SWITZERLAND			897,066
UNITED KINGDOM	7.2%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.7%
Associated British Foods PLC[a]		10,662	524,646
Cranswick PLC		9,700	274,269
			798,915
ELECTRIC—REGULATED ELECTRIC	0.6%
National Grid PLC[a]		49,374	680,945
ENERGY	1.5%
INTEGRATED OIL & GAS	0.7%
Royal Dutch Shell PLC[a]		34,091	776,965
OIL & GAS	0.8%
BP PLC[a]		160,400	833,548
TOTAL ENERGY			1,610,513

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
MATERIALS—METALS & MINING	0.8%
BHP Billiton PLC[a]		78,747	$878,172
REAL ESTATE	3.2%
DIVERSIFIED	1.2%
Hammerson PLC[a]		96,058	849,188
Land Securities Group PLC[a]		26,901	466,329
			1,315,517
HEALTH CARE	0.3%
Assura PLC		504,932	411,637
OFFICE	0.4%
Derwent London PLC[a]		8,220	444,599
SELF STORAGE	1.3%
Big Yellow Group PLC[a]		74,112	879,081
Safestore Holdings Ltd. (USD)[a]		103,004	541,533
			1,420,614
TOTAL REAL ESTATE			3,592,367
WATER—WATER UTILITIES	0.4%
United Utilities Group PLC[a]		34,055	468,914
TOTAL UNITED KINGDOM			8,029,826
UNITED STATES	34.1%
COMMUNICATIONS—TOWERS	1.6%
American Tower Corp.		9,032	875,652
Crown Castle International Corp.		10,188	880,753
			1,756,405
CONSUMER STAPLES—FOOD PRODUCTS	0.2%
Pinnacle Foods		6,500	275,990
CONSUMER—NON-CYCLICAL	1.4%
AGRICULTURE	0.9%
Archer-Daniels-Midland Co.		12,500	458,500
Bunge Ltd.		8,320	568,090
			1,026,590

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
FOOD PRODUCTS	0.5%
Ingredion		1,700	$162,928
Tyson Foods, Class A		6,700	357,311
			520,239
TOTAL CONSUMER—NON-CYCLICAL			1,546,829
DIVERSIFIED	0.5%
Macquarie Infrastructure Co. LLC		7,557	548,638
ELECTRIC	2.6%
INTEGRATED ELECTRIC	1.0%
NextEra Energy		7,591	788,629
Pattern Energy Group		17,015	355,784
			1,144,413
REGULATED ELECTRIC	1.6%
CMS Energy Corp.		16,126	581,826
Edison International		6,497	384,687
Eversource Energy		8,223	419,949
Xcel Energy		9,150	328,576
			1,715,038
TOTAL ELECTRIC			2,859,451
ENERGY—OIL & GAS	1.9%
Anadarko Petroleum Corp.		14,833	720,587
Exxon Mobil Corp.		14,400	1,122,480
Occidental Petroleum Corp.		3,100	209,591
Phillips 66		900	73,620
			2,126,278
GAS DISTRIBUTION	1.3%
Atmos Energy Corp.		9,590	604,554
Sempra Energy		9,136	858,875
			1,463,429
GOLD	4.4%
iShares Gold Trust ETF[b]		475,600	4,865,388
INDUSTRIAL—MACHINERY	0.2%
Deere & Co.		3,500	266,945

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
MATERIALS	1.8%
CHEMICALS	1.0%
CF Industries Holdings		6,700	$273,427
Monsanto Co.		6,700	660,084
Mosaic Co. (The)		7,800	215,202
			1,148,713
METALS & MINING	0.8%
Alcoa		22,800	225,036
Newmont Mining Corp.		7,200	129,528
Nucor Corp.		5,300	213,590
Silver Wheaton Corp.		6,000	74,520
Southern Copper Corp.		6,800	177,616
			820,290
TOTAL MATERIALS			1,969,003
PIPELINES—PIPELINES—C-CORP	1.1%
Kinder Morgan		39,270	585,908
SemGroup Corp., Class A		6,774	195,498
Williams Cos. (The)		16,263	417,959
			1,199,365
RAILWAYS	0.3%
Union Pacific Corp.		4,283	334,931
REAL ESTATE	16.2%
DIVERSIFIED	1.2%
Vornado Realty Trust		13,511	1,350,560
HEALTH CARE	1.5%
HCP		9,350	357,544
Healthcare Trust of America, Class A		11,578	312,259
Omega Healthcare Investors		28,633	1,001,582
			1,671,385
HOTEL	0.6%
Extended Stay America		14,680	233,412
Host Hotels & Resorts		21,000	322,140
Sunstone Hotel Investors		6,986	87,255
			642,807

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
OFFICE	1.6%
Douglas Emmett		15,216	$474,435
Kilroy Realty Corp.		13,423	849,408
SL Green Realty Corp.		4,082	461,184
			1,785,027
RESIDENTIAL	4.9%
APARTMENT	4.2%
Apartment Investment & Management Co.		27,369	1,095,581
Education Realty Trust		5,727	216,939
Equity Residential		17,090	1,394,373
Mid-America Apartment Communities		5,229	474,846
Starwood Waypoint Residential Trust		11,907	269,574
UDR		31,377	1,178,834
			4,630,147
MANUFACTURED HOME	0.7%
Sun Communities		12,069	827,088
TOTAL RESIDENTIAL			5,457,235
SELF STORAGE	1.8%
Extra Space Storage		8,786	775,013
Public Storage		5,085	1,259,554
			2,034,567
SHOPPING CENTERS	4.0%
COMMUNITY CENTER	1.6%
Brixmor Property Group		21,010	542,478
DDR Corp.		46,391	781,225
Ramco-Gershenson Properties Trust		26,704	443,553
			1,767,256
FREE STANDING	0.3%
Spirit Realty Capital		34,740	348,095

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
REGIONAL MALL	2.1%
General Growth Properties		10,926	$297,296
Macerich Co. (The)		4,417	356,408
Simon Property Group		8,631	1,678,212
			2,331,916
TOTAL SHOPPING CENTERS			4,447,267
SPECIALTY	0.6%
CyrusOne		7,062	264,472
Four Corners Property Trust[b]		3,426	82,772
QTS Realty Trust, Class A		5,996	270,480
			617,724
TOTAL REAL ESTATE			18,006,572
SHIPPING	0.2%
Teekay Corp. (Marshall Islands)		19,443	191,902
WATER	0.4%
American Water Works Co.		7,312	436,892
TOTAL UNITED STATES			37,848,018
TOTAL COMMON STOCK (Identified cost—$71,140,749)			70,376,352
PREFERRED SECURITIES—$25 PAR VALUE	4.1%
NETHERLANDS	0.5%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN	0.2%
Aegon NV, 6.50% (USD)		6,784	175,434
MULTI-LINE—FOREIGN	0.3%
ING Groep N.V., 7.05% (USD)		13,600	352,784
TOTAL NETHERLANDS			528,218
UNITED KINGDOM	0.7%
BANKS—FOREIGN
Barclays Bank PLC, 7.75%, Series IV (USD)		15,885	418,570
HSBC Holdings PLC, 8.00%, Series II (USD)		2,000	52,140
National Westminster Bank PLC, 7.763%, Series C (USD)		11,238	291,064
TOTAL UNITED KINGDOM			761,774

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
UNITED STATES	2.9%
BANKS	1.6%
Citigroup Capital XIII, 6.692%, due 10/30/40		20,000	$519,800
Countrywide Capital IV, 6.75%, due 4/1/33		5,323	134,672
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)		35,000	887,600
Wells Fargo & Co., 8.00%, Series J		9,700	272,376
			1,814,448
REAL ESTATE	1.3%
HOTEL	0.4%
Summit Hotel Properties, 9.25%, Series A		15,802	409,114
INDUSTRIALS	0.5%
First Potomac Realty Trust, 7.75%, Series A		24,900	628,725
SHOPPING CENTERS	0.4%
COMMUNITY CENTER	0.1%
Inland Real Estate Corp., 8.125%, Series A		5,160	130,445
REGIONAL MALL	0.3%
CBL & Associates Properties, 7.375%, Series D		12,000	303,480
TOTAL SHOPPING CENTERS			433,925
TOTAL REAL ESTATE			1,471,764
TOTAL UNITED STATES			3,286,212
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,592,354)			4,576,204
PREFERRED SECURITIES—CAPITAL SECURITIES	2.2%
ITALY	0.4%
COMMUNICATIONS—INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 6.999%, due 6/4/18 (USD)		400,000	434,000
NETHERLANDS	0.9%
BANKS—FOREIGN	0.6%
Rabobank Nederland, 11.00%, 144A (USD)[c]		500,000	619,125
INSURANCE—MULTI-LINE—FOREIGN	0.3%
ING Capital Funding Trust III, 3.927%, (FRN) (USD)		392,000	391,510
TOTAL NETHERLANDS			1,010,635

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
UNITED KINGDOM	0.5%
BANKS—FOREIGN
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)		500,000	$542,404
UNITED STATES	0.4%
REAL ESTATE—SHOPPING CENTERS
National Retail Properties, 6.875%, due 10/15/17		450,000	485,727
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,474,401)			2,472,766
		Principal Amount
CORPORATE BONDS—UNITED STATES	5.1%
COMMUNICATIONS—TOWERS	0.6%
American Tower Corp., 4.50%, due 1/15/18		$600,000	626,039
FINANCIAL	0.6%
CREDIT CARD	0.3%
American Express Credit Corp., 1.125%, due 6/5/17, Series MTN		300,000	298,680
INVESTMENT BANKERS/BROKERS	0.3%
Bear Stearns Cos LLC (The), 6.40%, due 10/2/17		350,000	377,018
TOTAL FINANCIAL			675,698
REAL ESTATE	3.3%
DIVERSIFIED	1.2%
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144Ac		750,000	735,234
Select Income REIT, 2.85%, due 2/1/18		650,000	649,429
			1,384,663
FINANCE	1.4%
ARC Properties Operating Partnership LP/ Clark Acquisition LLC, 2.00%, due 2/6/17		750,000	744,375
iStar Financial, 3.875%, due 7/1/16		150,000	149,813
iStar Financial, 4.00%, due 11/1/17		630,000	619,290
			1,513,478

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Principal Amount	Value
HEALTH CARE	0.4%
HCP, 6.30%, due 9/15/16, Series MTN		$450,000	$465,317
SHOPPING CENTERS—FREE STANDING	0.3%
Realty Income Corp., 5.375%, due 9/15/17		300,000	316,514
TOTAL REAL ESTATE			3,679,972
TELECOMMUNICATION SERVICES	0.6%
Embarq Corp., 7.082%, due 6/1/16		700,000	712,670
TOTAL CORPORATE BONDS (Identified cost—$5,726,805)			5,694,379
		Number of Shares
SHORT-TERM INVESTMENTS	23.3%
MONEY MARKET FUNDS	2.6%
State Street Institutional Treasury Money Market Fund, 0.07%[d,e]		2,900,000	2,900,000
		Principal Amount
U.S. TREASURY BILLS	20.7%
U.S. Treasury Bills, 0.057%, due 4/21/16[d,f,g]		$4,620,000	4,617,348
U.S. Treasury Bills, 0.265%, due 6/2/16[d,f]		15,800,000	15,772,097
U.S. Treasury Bills, 0.193%, due 5/12/16[d,f,g]		2,540,000	2,537,131
			22,926,576
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,826,916)			25,826,576
TOTAL INVESTMENTS (Identified cost—$109,761,225)	98.1%		108,946,277
OTHER ASSETS IN EXCESS OF LIABILITIES[h]	1.9		2,105,840
NET ASSETS	100.0%		$111,052,117

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Glossary of Portfolio Abbreviations

ADR   American Depositary Receipt

ETF   Exchange-Traded Fund

FRN   Floating Rate Note

GBP   Great British Pound

HKD   Hong Kong Dollar

REIT   Real Estate Investment Trust

TruPS   Trust Preferred Securities

USD   United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 24.1% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.8% of the net assets of the Fund, of which 0.0% are illiquid.

d  All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

e  Rate quoted represents the annualized seven-day yield of the Fund.

f  The rate shown is the effective yield on the date of purchase.

g  All or a portion of this security has been pledged as collateral for futures contracts. $3,558,634 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

h  Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at December 31, 2015.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Futures contracts outstanding at December 31, 2015 were as follows:

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
62	Aluminum HG LME	$2,333,525	January 18, 2016	$(67,764)
37	Aluminum HG LME	1,394,669	March 14, 2016	(4,244)
44	Brent Crude Oil[b]	1,657,480	January 29, 2016	(413,011)
15	Brent Crude Oil[b]	591,000	March 31, 2016	(11,894)
22	Coffee C	1,045,275	March 18, 2016	71,164
18	Copper	960,750	March 29, 2016	(56,960)
202	Corn	3,623,375	March 14, 2016	(119,136)
24	Cotton No. 2	769,320	May 6, 2016	3,278
22	Gasoline RBOB	1,199,537	February 29, 2016	(862)
30	Gold	3,180,600	February 25, 2016	(68,575)
13	KC Wheat	304,525	March 14, 2016	(6,253)
20	Lean Hogs[b]	478,400	February 12, 2016	12,492
1	Lean Hogs[b]	26,240	October 14, 2016	105
46	Light Sweet Crude Oil	1,755,820	February 22, 2016	(76,971)
5	Light Sweet Crude Oil	238,800	November 20, 2017	805
7	Live Cattle	383,040	February 29, 2016	28,040
140	Natural Gas	3,308,200	February 25, 2016	255,095
23	Nickel LME	1,212,744	January 18, 2016	(149,158)
8	Nickel LME	423,072	March 14, 2016	10,983
15	Nickel LME	799,380	September 19, 2016	(142,369)
17	NY Harbor ULSD	820,315	February 29, 2016	(49,420)
16	Palladium	899,200	March 29, 2016	27,423
9	Platinum	401,940	April 27, 2016	14,763
20	Silver	1,380,300	March 29, 2016	(53,836)
28	Soybean	1,209,950	March 14, 2016	(21,842)
13	Soybean	569,887	July 14, 2016	(13,357)
11	Soybean Meal	292,050	March 14, 2016	(14,554)
92	Soybean Oil	1,697,400	March 14, 2016	(50,720)
96	Sugar 11	1,638,605	February 29, 2016	221,807
83	Sugar 11	1,386,963	April 29, 2016	92,230
39	Wheat	916,500	March 14, 2016	(50,545)
52	Zinc LME	2,080,000	January 18, 2016	(156,333)
35	Zinc LME	1,407,875	March 14, 2016	46,531

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	SHORT FUTURES OUTSTANDING
62	Aluminum HG LME	$(2,333,525)	January 18, 2016	$(7,929)
13	Aluminum HG LME	(490,019)	March 14, 2016	(7,121)
4	Cattle Feeder[b]	(327,300)	March 24, 2016	(25,865)
33	Coffee Robusta	(504,900)	March 31, 2016	16,557
30	Corn	(546,750)	May 13, 2016	639
45	Cotton No. 2	(1,423,800)	March 8, 2016	(17,086)
1	Lean Hogs[b]	(26,380)	April 14, 2016	(58)
13	Light Sweet Crude Oil	(519,740)	April 20, 2016	(4,962)
25	Natural Gas	(596,750)	March 29, 2016	(63,280)
23	Nickel LME	(1,212,744)	January 18, 2016	215,042
1	Nickel LME	(52,884)	March 14, 2016	843
15	Nickel LME	(799,380)	September 19, 2016	451,917
84	Sugar 11	(1,377,331)	June 30, 2016	(85,699)
52	Zinc LME	(2,080,000)	January 18, 2016	(72,768)
20	Zinc LME	(804,500)	March 14, 2016	(37,636)
				$(380,494)

a  Represents positions held in the Subsidiary.

b  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG  High Grade

LME  London Metal Exchange

RBOB  Reformulated Gasoline Blendstock for Oxygen Blending

ULSD  Ultra Low Sulfur Diesel

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS:
Investments in securities, at value (Identified cost—$109,761,225)	$108,946,277
Cash	3,407,990
Foreign currency, at value (Identified cost—$108,737)	108,175
Receivable for:
Fund shares sold	364,173
Variation margin on futures contracts	332,246
Dividends and interest	325,381
Investment securities sold	235,819
Other assets	3,821
Total Assets	113,723,882
LIABILITIES:
Payable for:
Investment securities purchased	1,899,764
Fund shares redeemed	524,477
Investment advisory fees	25,744
Shareholder servicing fees	14,918
Administration fees	7,590
Distribution fees	582
Directors' fees	53
Other liabilities	198,637
Total Liabilities	2,671,765
NET ASSETS	$111,052,117
NET ASSETS consist of:
Paid-in capital	$125,197,250
Dividends in excess of net investment income	(103,643)
Accumulated net realized loss	(12,843,415)
Net unrealized depreciation	(1,198,075)
$111,052,117

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2015

CLASS A SHARES:
NET ASSETS	$13,228,788
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,654,910
Net asset value and redemption price per share	$7.99
Maximum offering price per share ($7.99 ÷ 0.955)[a]	$8.37
CLASS C SHARES:
NET ASSETS	$8,665,155
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,087,209
Net asset value, offering and redemption price per share[b]	$7.97
CLASS I SHARES:
NET ASSETS	$85,885,068
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,722,692
Net asset value, offering and redemption price per share	$8.01
CLASS R SHARES:
NET ASSETS	$1,190,797
Shares issued and outstanding ($0.001 par value common stock outstanding)	148,686
Net asset value, offering and redemption price per share	$8.01
CLASS Z SHARES:
NET ASSETS	$2,082,309
Shares issued and outstanding ($0.001 par value common stock outstanding)	260,450
Net asset value, offering and redemption price per share	$8.00

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

Investment Income:
Dividend income (net of $136,784 of foreign withholding tax)	$3,520,168
Interest income	243,955
Total Investment Income	3,764,123
Expenses:
Investment advisory fees	1,660,368
Distribution fees—Class A	52,030
Distribution fees—Class C	102,468
Distribution fees—Class R	5,679
Shareholder servicing fees—Class A	6,647
Shareholder servicing fees—Class C	34,156
Shareholder servicing fees—Class I	60,502
Administration fees	233,953
Custodian fees and expenses	187,783
Professional fees	163,493
Registration and filing fees	69,754
Shareholder reporting expenses	51,970
Transfer agent fees and expenses	51,859
Directors' fees and expenses	28,774
Proxy expenses	5,229
Interest expense	3,889
Line of credit fees	959
Miscellaneous	21,221
Total Expenses	2,740,734
Reduction of Expenses (See Note 2)	(706,481)
Net Expenses	2,034,253
Net Investment Income	1,729,870
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,481,818)
Futures contracts	(17,100,947)
Written option contracts	110,641
Foreign currency transactions	(26,444)
Net realized loss	(26,498,568)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,944,075)
Futures contracts	2,896,643
Written option contracts	(17,799)
Foreign currency translations	(6,783)
Net change in unrealized appreciation (depreciation)	(1,072,014)
Net realized and unrealized loss	(27,570,582)
Net Decrease in Net Assets Resulting from Operations	$(25,840,712)

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Change in Net Assets:
From Operations:
Net investment income	$1,729,870	$1,421,635
Net realized loss	(26,498,568)	(8,405,475)
Net change in unrealized appreciation (depreciation)	(1,072,014)	(2,638,916)
Net decrease in net assets resulting from operations	(25,840,712)	(9,622,756)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(245,502)	(226,395)
Class C	(64,926)	(47,911)
Class I	(1,843,847)	(1,620,359)
Class R	(13,434)	(5,797)
Class Z	(54,195)	(92,520)
Net realized gain:
Class A	—	(27,074)
Class C	—	(19,599)
Class I	—	(209,294)
Class R	—	(1,299)
Class Z	—	(12,616)
Return of capital:
Class A	(44,238)	(19,548)
Class C	(11,700)	(14,151)
Class I	(332,254)	(151,112)
Class R	(2,421)	(938)
Class Z	(9,766)	(9,109)
Total dividends and distributions to shareholders	(2,622,283)	(2,457,722)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(67,022,259)	118,709,593
Total increase (decrease) in net assets	(95,485,254)	106,629,115
Net Assets:
Beginning of year	206,537,371	99,908,256
End of year[a]	$111,052,117	$206,537,371

a  Includes dividends in excess of net investment income of $103,643 and $132,871, respectively.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.42	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.08	0.08	0.06	0.06
Net realized and unrealized gain (loss)	(1.37)	(0.18)	(0.39)	0.10
Total from investment operations	(1.29)	(0.10)	(0.33)	0.16
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.08)	(0.06)	(0.13)
Net realized gain	—	(0.01)	—	—
Return of capital	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.14)	(0.10)	(0.08)	(0.13)
Net increase (decrease) in net asset value	(1.43)	(0.20)	(0.41)	0.03
Net asset value, end of period	$7.99	$9.42	$9.62	$10.03
Total investment return[c,d]	–13.80%	–1.07%	–3.22%	1.66%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13.2	$19.7	$17.8	$4.6
Ratio of expenses to average daily net assets (before expense reduction)	1.63%	1.74%	2.13%	2.40%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.20%	1.35%	1.35%	1.35%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.43%	0.42%	(0.21)%	(0.43)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.86%	0.81%	0.57%	0.62%[f]
Portfolio turnover rate[g]	101%	96%	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.38	$9.60	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.00 [c]	0.00 [c]	(0.01)	0.00
Net realized and unrealized gain (loss)	(1.35)	(0.16)	(0.37)	0.09
Total from investment operations	(1.35)	(0.16)	(0.38)	0.09
Less dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.00)[c]	(0.09)
Net realized gain	—	(0.01)	—	—
Return of capital	(0.01)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.06)	(0.06)	(0.02)	(0.09)
Net increase (decrease) in net asset value	(1.41)	(0.22)	(0.40)	0.00
Net asset value, end of period	$7.97	$9.38	$9.60	$10.00
Total investment return[d,e]	–14.46%	–1.74%	–3.76%	0.97%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.7	$15.3	$5.6	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.35%	2.40%	2.78%	3.06%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.00%	2.00%	2.00%	2.00%[g]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.30)%	(0.38)%	(0.93)%	(1.11)%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.05%	0.02%	(0.14)%	(0.05)%[g]
Portfolio turnover rate[h]	101%	96%	145%	128%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.45	$9.64	$10.04	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.09	0.10	0.08	0.09
Net realized and unrealized gain (loss)	(1.37)	(0.16)	(0.37)	0.11
Total from investment operations	(1.28)	(0.06)	(0.29)	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.11)	(0.09)	(0.16)
Net realized gain	—	(0.01)	—	—
Return of capital	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.16)	(0.13)	(0.11)	(0.16)
Net increase (decrease) in net asset value	(1.44)	(0.19)	(0.40)	0.04
Net asset value, end of period	$8.01	$9.45	$9.64	$10.04
Total investment return[c]	–13.64%	–0.67%	–2.83%	2.00%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85.9	$160.6	$65.2	$63.7
Ratio of expenses to average daily net assets (before expense reduction)	1.39%	1.44%	1.79%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%	1.00%	1.00%	1.00%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.66%	0.55%	0.05%	(0.17)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.05%	0.99%	0.84%	0.95%[e]
Portfolio turnover rate[f]	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.45	$9.65	$10.06	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss)	(1.37)	(0.16)	(0.42)	0.11
Total from investment operations	(1.32)	(0.11)	(0.33)	0.15
Less dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.07)	(0.06)	(0.09)
Net realized gain	—	(0.01)	—	—
Tax return of capital	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.12)	(0.09)	(0.08)	(0.09)
Net increase (decrease) in net asset value	(1.44)	(0.20)	(0.41)	0.06
Net asset value, end of period	$8.01	$9.45	$9.65	$10.06
Total investment return[c]	–14.06%	–1.20%	–3.29%	1.54%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$1,190.8	$1,079.0	$150.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)	1.85%	1.90%	2.28%	2.55%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%	1.50%	1.50%	1.50%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.26%	0.09%	0.12%	(0.55)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.61%	0.49%	0.89%	0.46%[e]
Portfolio turnover rate[f]	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,			For the Period January 31, 2012[a] through
Per Share Operating Performance:	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.43	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.08	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(1.35)	(0.15)	(0.38)	0.11
Total from investment operations	(1.27)	(0.07)	(0.31)	0.17
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.10)	(0.08)	(0.14)
Net realized gain	—	(0.01)	—	—
Tax return of capital	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.16)	(0.12)	(0.10)	(0.14)
Net increase (decrease) in net asset value	(1.43)	(0.19)	(0.41)	0.03
Net asset value, end of period	$8.00	$9.43	$9.62	$10.03
Total investment return[c]	–13.67%[d]	–0.78%	–3.03%	1.73%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.1	$9.9	$11.1	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.35%	1.50%	1.93%	2.12%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%	1.11%	1.15%	1.15%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.55%	0.41%	(0.03)%	(0.31)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.90%	0.80%	0.75%	0.68%[f]
Portfolio turnover rate[g]	101%	96%	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  The net asset value (NAV) disclosed in the December 31, 2015 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on December 31, 2015. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on December 31, 2015.

e  Not annualized.

f  Annualized.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. Prior to February 1, 2015, the Fund was registered under the 1940 Act as a non-diversified management investment company, which allowed the Fund to concentrate its investments in a fewer number of individual companies than a diversified investment company. The Fund's investment objectives are to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares.)

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of December 31, 2015, the Fund held $18,897,069 in the Subsidiary, representing 16.6% of the Fund's total assets (based on U.S. Federal income tax regulations). During the year ended December 31, 2015, the Subsidiary generated realized losses of $17,138,189. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2015, there were $580,172 of securities transferred from Level 1 to Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of December 31, 2015.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Brazil	$147,874	$147,874	$—	$—
Canada	3,357,984	3,357,984	—	—
Germany	1,257,694	774,402	483,292	—
Italy	1,604,873	305,242	1,299,631	—
Mexico	447,894	447,894	—	—
United Kingdom	8,029,826	685,906	7,343,920	—
United States	37,848,018	37,848,018	—	—
Other Countries	17,682,189	—	17,682,189	—
Preferred Securities— $25 Par Value	4,576,204	4,576,204	—	—
Preferred Securities— Capital Securities	2,472,766	—	2,472,766	—
Corporate Bonds	5,694,379	—	5,694,379	—
Short-Term Investments	25,826,576	—	25,826,576	—
Total Investments[a]	$108,946,277	$48,143,524	$60,802,753	$—
Futures Contracts	$1,469,714	$1,469,714	$—	$—
Total Appreciation in Other Financial Instruments[a]	$1,469,714	$1,469,714	$—	$—
Futures Contracts	$(1,850,208)	$(1,850,208)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(1,850,208)	$(1,850,208)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund directly purchases securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund's FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to provide exposure to commodities, enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At December 31, 2015, the Fund did not have any option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2015, a portion of the dividends have been reclassified to distributions from return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2015, no additional provisions for income tax are required in the Fund's consolidated financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

For the year ended December 31, 2015, and through June 30, 2017, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended ended December 31, 2015, fees waived and/or expenses reimbursed totaled $706,481, which includes a reimbursement of $16,808 to Class A shares for class specific expenses.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the year ended December 31, 2015, the Fund incurred $147,588 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2015, the Fund has been advised that the distributor received $4,568 in sales commissions from the sale of Class A shares and $17,934 and $12,108 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $2,241 for the year ended December 31, 2015.

Other: At December 31, 2015, the investment advisor and affiliated persons of the investment advisor owned 14% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2015, totaled $135,526,703 and $192,193,827, respectively.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Transactions in written option contracts for the year ended December 31, 2015, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	25	$49,924
Option contracts written	30	71,909
Option contracts expired	(25)	(49,924)
Option contracts terminated in closing transactions	(30)	(71,909)
Written option contracts outstanding at December 31, 2015	—	$—

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2015 and the effect of derivatives held during the year ended December 31, 2015, along with the respective location in the consolidated financial statements. The volume of activity for written option contracts for the year ended December 31, 2015 is summarized in Note 3.

Consolidated Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Commodity Risk:
Futures contracts[a]	Receivable for variation margin on futures contracts	$(380,494)[b]	—	$—

a  Futures contracts executed with Morgan Stanley & Co. LLC are not subject to a master netting arrangement or another similar agreement.

b  Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

Consolidated Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures contracts	Net Realized and Unrealized Gain (Loss)	$(17,100,947)	$2,896,643
Equity Risk:
Written option contracts	Net Realized and Unrealized Gain (Loss)	110,641	(17,799)

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

The following summarizes the volume of the Fund's futures contracts activity during the year ended December 31, 2015:

Futures Contracts
Average Notional Balance—Long	$63,310,142
Average Notional Balance—Short	(17,119,565)
Ending Notional Balance—Long	40,386,737
Ending Notional Balance—Short	(13,096,003)

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2015	2014
Ordinary income	$2,221,904	$2,262,864
Return of capital	400,379	194,858
Total dividends and distributions	$2,622,283	$2,457,722

As of December 31, 2015, the tax-basis components of accumulated earnings and the federal tax cost were as follows:

Cost for federal income tax purposes	$113,465,385
Gross unrealized appreciation	$5,708,414
Gross unrealized depreciation	(10,227,522)
Net unrealized depreciation	$(4,519,108)

As of December 31, 2015, the Fund has a net capital loss carryforward of $8,010,398 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $5,951,843 and a long-term capital loss carryforward of $2,058,555, which under current federal income tax rules, may offset capital gains recognized in any future period. In addition, the Fund incurred net ordinary losses of $69,579 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

As of December 31, 2015, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and unrealized gain on passive foreign investment companies and permanent book/tax differences primarily attributable to foreign currency transactions, sales of passive foreign investment companies and Subsidiary losses. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $17,710,811, accumulated net realized loss was

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

credited $17,189,549 and dividends in excess of net investment income was credited $521,262. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A:
Sold	1,531,939	$13,731,481	2,918,223	$29,569,588
Issued as reinvestment of dividends and distributions	28,381	245,812	23,099	230,729
Redeemed	(1,991,743)	(16,834,811)	(2,707,395)	(27,990,928)
Net increase (decrease)	(431,423)	$(2,857,518)	233,927	$1,809,389
Class C:
Sold	380,399	$3,452,643	1,287,897	$13,036,265
Issued as reinvestment of dividends and distributions	3,260	27,948	3,485	33,625
Redeemed	(927,237)	(8,016,003)	(241,942)	(2,390,176)
Net increase (decrease)	(543,578)	$(4,535,412)	1,049,440	$10,679,714
Class I:
Sold	5,768,644	$52,029,756	15,552,639	$158,415,397
Issued as reinvestment of dividends and distributions	184,899	1,599,959	119,599	1,150,625
Redeemed	(12,234,864)	(106,365,196)	(5,435,517)	(53,553,022)
Net increase (decrease)	(6,281,321)	$(52,735,481)	10,236,721	$106,013,000

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class R:
Sold	36,128	$317,677	109,689	$1,079,358
Issued as reinvestments of dividends and distributions	1,770	14,986	776	7,394
Redeemed	(3,439)	(29,231)	(11,885)	(122,050)
Net increase	34,459	$303,432	98,580	$964,702
Class Z:
Sold	69,751	$641,752	865,471	$8,908,545
Issued as reinvestment of dividends and distributions	6,966	60,693	11,044	107,761
Redeemed	(864,369)	(7,899,725)	(986,495)	(9,773,518)
Net decrease	(787,652)	$(7,197,280)	(109,980)	$(757,212)

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the year ended December 31, 2015, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund's investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund's investment strategies.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

CFTC rules with respect to disclosure, reporting and recordkeeping requirements are evolving. Compliance with any new disclosure, reporting and recordkeeping requirements could increase Fund expenses.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2015 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Cohen & Steers Real Assets Fund, Inc.

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of Cohen & Steers Real Assets Fund, Inc. and its subsidiary (hereafter referred to as the "Fund") at December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 23, 2016

COHEN & STEERS REAL ASSETS FUND, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Real Assets Fund, Inc. shareholders voted on the following proposals at the annual meeting held on December 17, 2015. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors:
Michael Clark	18,223,667.401	5,133.587
Bonnie Cohen	18,221,863.352	6,937.636
George Grossman	18,223,667.401	5,133.587
Joseph Harvey	18,223,667.401	5,133.587
Dean Junkans	18,223,667.401	5,133.587
Richard E. Kroon	18,223,667.401	5,133.587
Gerald J. Maginnis	18,223,667.401	5,133.587
Jane F. Magpiong	18,223,667.401	5,133.587
Richard J. Norman	18,223,667.401	5,133.587
Frank K. Ross	18,223,667.401	5,133.587
Robert H. Steers	18,221,863.352	6,937.636
C. Edward Ward, Jr.	18,223,667.401	5,133.587

COHEN & STEERS REAL ASSETS FUND, INC.

TAX INFORMATION—2015 (Unaudited)

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $2,221,904. Additionally, 28.77% of the ordinary dividends qualified for the dividends received deduction available to corporations.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Election of Directors

Effective October 1, 2015 the Board of Directors elected Gerald J. Maginnis and Jane F. Magpiong as directors of the Fund. In addition, on December 17, 2015, stockholders of the Fund approved the election of 12 directors, with each director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies. Please refer to the section titled "Proxy Results" for the stockholder meeting results and the section titled "Management of the Fund" for the biographical information of each director.

COHEN & STEERS REAL ASSETS FUND, INC.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment advisor, administrator, co-administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the investment advisor, administrator and co-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

The Board of Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Interested Directors[4]
Robert H. Steers 1953	Director and Chairman	Until next election of directors	Chief Executive Officer of Cohen & Steers Capital Management, Inc. (CSCM or the Advisor) and its parent, Cohen & Steers, Inc. (CNS) since 2014. Prior to that, Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004.	22	Since 1991
Joseph M. Harvey 1963	Director and Vice President	Until next election of directors	President and Chief Investment Officer of the Advisor since 2003 and President of CNS since 2004.	22	Since 2014

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COHEN & STEERS REAL ASSETS FUND, INC.

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Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Disinterested Directors
Michael G. Clark 1965	Director	Until next election of directors	From 2006 to 2011, President and Chief Executive Officer of DWS Funds and Managing Director of Deutsche Asset Management.	22	Since 2011
Bonnie Cohen 1942	Director	Until next election of directors	Consultant. Board Member, DC Public Library Foundation since 2012, President since 2014; Board Member, Telluride Mountain Film Festival since 2010; Trustee, H. Rubenstein Foundation since 1996; Trustee, District of Columbia Public Libraries from 2004 to 2014.	22	Since 2001
George Grossman 1953	Director	Until next election of directors	Attorney-at-law.	22	Since 1996
Dean Junkans 1959	Director	Until next election of directors

C.F.A.; Chief Investment Officer at Wells Fargo Private Bank from 2004 to 2014 and Chief Investment Officer of the Wealth, Brokerage and Retirement group at Wells Fargo & Company from 2011 to 2014; Member and former Chair, Claritas Advisory Committee at the CFA Institute since 2013; Board Member and Investment Committee member, Bethel University Foundation since 2010; formerly, Corporate Executive Board Member of the National Chief Investment Officers Circle, 2010 to 2015; formerly, Member of the Board of Governors of the University of Wisconsin Foundation, River Falls, 1996 to 2004; U.S. Army Veteran, Gulf War.

				22	Since 2015

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COHEN & STEERS REAL ASSETS FUND, INC.

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Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Richard E. Kroon 1942	Director	Until next election of directors	Member of Investment Committee, Monmouth University since 2004; Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former Director of the National Venture Capital Association from 1997 to 2000, and Chairman for the year 2000.	22	Since 2004
Gerald J. Maginnis 1955	Director	Until next election of directors	Philadelphia Office Managing Partner, KPMG LLP from 2006 to 2015; Partner in Charge, KPMG Pennsylvania Audit Practice from 2002 to 2008; President, Pennsylvania Institute of Certified Public Accountants (PICPA) from 2014 to 2015; member, PICPA Board of Directors; member, Council of the American Institute of Certified Public Accountants (AICPA); member, Board of Trustees of AICPA Foundation.	22	Since 2015

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COHEN & STEERS REAL ASSETS FUND, INC.

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Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Jane F. Magpiong 1960	Director	Until next election of directors	President, Untap Potential since 2013; Board Member, Crespi High School Since 2014; Senior Managing Director, TIAA-CREF, from 2011 to 2013; National Head of Wealth Management, TIAA-CREF, from 2008 to 2011; and prior to that, President, Bank of America Private Bank from 2005 to 2008.	22	Since 2015
Richard J. Norman 1943	Director	Until next election of directors	Private Investor. Member, Montgomery County, Maryland Department of Corrections Volunteer Corps. since 2010; Liason for Business Leadership, Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Prior thereto, Investment Representative of Morgan Stanley Dean Witter from 1966 to 2000.	22	Since 2001

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COHEN & STEERS REAL ASSETS FUND, INC.

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Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Frank K. Ross 1943	Director	Until next election of directors	Visiting Professor of Accounting and Director of the Center for Accounting Education at Howard University School of Business since 2004; Board member and member of Audit Committee (Chairman from 2007 to 2012) and Human Resources and Compensation Committee, Pepco Holdings, Inc. (electric utility) from 2004 to 2014; Formerly, Mid-Atlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington, DC offices from 1995 to 2003.	22	Since 2004
C. Edward Ward, Jr. 1946	Director	Until next election of directors	Member of The Board of Trustees of Manhattan College, Riverdale, New York from 2004 to 2014. Formerly Director of closed-end fund management for the New York Stock Exchange (the NYSE) where he worked from 1979 to 2004.	22	Since 2004

1  The address for each director is 280 Park Avenue, New York, NY 10017.

2  On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.

3  The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers fund complex.

4  "Interested person", as defined in the 1940 Act, of the Fund because of affiliation with CSCM (Interested Directors).

COHEN & STEERS REAL ASSETS FUND, INC.

The officers of the Fund (other than Messrs. Steers and Harvey, whose biographies are provided above), their address, their year of birth and their principal occupations for at least the past five years are set forth below.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Principal Occupation During At Least the Past 5 Years	Length of Time Served[2]
Adam M. Derechin 1964	President and Chief Executive Officer	Chief Operating Officer of CSCM since 2003 and CNS since 2004.	Since 2005
Vincent L. Childers 1976	Vice President	Senior Vice President of CSCM since 2013. Prior to that, portfolio manager for real asset strategies at AllianceBernstein.	Since 2013
Jon Cheigh 1973	Vice President	Executive Vice President of CSCM since 2012. Prior to that, Senior Vice President of CSCM since 2007.	Since 2007
Yigal D. Jhirad 1964	Vice President	Senior Vice President of CSCM since 2007.	Since 2007
Nicholas Koutsoftas 1973	Vice President	Senior Vice President of CSCM since 2013. Prior to that, Senior Vice President, co-portfolio manager and head of the Active Commodities strategy at GE Asset Management.	Since 2013
Tina M. Payne 1974	Secretary and Chief Legal Officer	Senior Vice President and Associate General Counsel of CSCM since 2010.	Since 2007
James Giallanza 1966	Treasurer and Chief Financial Officer	Executive Vice President of CSCM since 2014. Prior to that, Senior Vice President of CSCM since 2006.	Since 2006
Lisa D. Phelan 1968	Chief Compliance Officer

Executive Vice President of CSCM since 2015. Prior to that, Senior Vice President of CSCM since 2008. Chief Compliance Officer of CSCM, the Cohen & Steers funds, Cohen & Steers Asia Limited and CSSL since 2007, 2006, 2005 and 2004, respectively.

Since 2006

1  The address of each officer is 280 Park Avenue, New York, NY 10017.

2  Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Vincent L. Childers
Vice President

Jon Cheigh
Vice President

Yigal D. Jhirad
Vice President

Nick Koutsoftas
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

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RAPAXAR

Annual Report December 31, 2015

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

The Registrant has adopted an Amended and Restated Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Code of Ethics was in effect during the reporting period.  The Registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period.  The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period.  A current copy of the Code of Ethics is available on the Registrant’s website at https://www.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_ of_the_Funds.pdf.  Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 280 Park Avenue, 10th floor, New York, NY 10017.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that Michael G. Clark and Frank K. Ross, each a member of the board’s audit committee, each are an “audit committee financial expert”.  Mr. Clark and Mr. Ross are each “independent,” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) — (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2014
Audit Fees	$61,800	$61,800
Audit-Related Fees	$0	$0
Tax Fees	$12,700	$12,700
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the preparation and review of federal and state tax returns.

(e)(1)      The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.  The audit committee may not delegate its responsibility to pre-

approve services to be performed by the registrant’s principal accountant to the investment advisor.

(e)(2)      No services included in (b) — (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant were:

	2015	2014
Registrant	$12,700	$12,700
Investment Advisor	$0	$15,000

(h)           The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: March 4, 2016